Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of useful life of the assets	12 Months Ended
Dec. 31, 2020
Buildings [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of useful life of the assets [Line Items]
Estimated useful lives of assets	25 years
Tanks [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of useful life of the assets [Line Items]
Estimated useful lives of assets	50 years
Installations (pipeline, pumps and other equipment) [Member] | Minimum [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of useful life of the assets [Line Items]
Estimated useful lives of assets	20 years
Installations (pipeline, pumps and other equipment) [Member] | Maximum [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of useful life of the assets [Line Items]
Estimated useful lives of assets	25 years
Other equipment [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of useful life of the assets [Line Items]
Estimated useful lives of assets	5 years
Right-of-use asset - Land [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of useful life of the assets [Line Items]
Estimated useful lives of assets	60 years